Stock Option Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock option activity
		Options Outstanding
	Options Available	Number of Options	Weighted-Average Exercise Price
Balances at January 1, 2018	941,408	658,592	$0.94
Granted(1)	(487,304)	487,304	6.00
Forfeited(2)	40,000	(40,000)	6.00
Exercised	—	—	—
Balances at December 31, 2018	494,104	1,105,896	2.99
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Balances at June 30, 2019	494,104	1,105,896	2.99

(1)	32,004 options vest as follows: options to purchase up to 12,000 shares of common stock vest on the grant date, options to purchase up to 1,667 shares of common stock vest on the 1st of each month thereafter. 5,000 options vest 6/48ths on the grant date and 1/48th per month thereafter. 5,000 options vest 6/48ths on the six-month anniversary of grant date and 1/48th per month thereafter. 320,900 options vest 6/51 at the six-month anniversary of vesting commencement date and 1/51 per month thereafter, with vesting commencing on October 1, 2018. 104,400 options vest quarterly over 5 quarters, with the first quarter commenced on October 1, 2018. 20,000 options vest as follows: options to purchase up to 1,667 shares of common stock vest on January 31, 2019 and the last day of each month thereafter.

(2)	Forfeited options resulted from an employee termination.

		Options Outstanding
	Options Available	Number of Options	Weighted-Average Exercise Price
Balances at January 1, 2017	420,000	280,000	$0.001
Board-approved increase in option pool(1)	900,000	—	—
Granted (2)	(378,592)	378,592	1.63
Forfeited	—	—	—
Exercised	—	—	—
Balances at December 31, 2017	941,408	658,592	0.94
Granted(3)	(487,304)	487,304	6.00
Forfeited(4)	40,000	(40,000)	6.00
Exercised	—	—	—
Balances at December 31, 2018	494,104	1,105,896	2.99

Summary of options outstanding
Exercise Prices	Number of Shares subject to Options Outstanding	Weighted Average Remaining Contractual Term	Number of Shares Subject to Options Fully Vested and Exercisable	Weighted Average Remaining Contractual Term
$0.001	555,520	7.2 years	440,720	7.1 years
6.00	550,376	9.0 years	175,212	8.9 years
	1,105,896		615,932

Exercise Prices	Numberof Shares Outstanding	Weighted Average Remaining Contractual Term	Number of Shares Fully Vested and Exercisable	Weighted Average Remaining Contractual Term
$0.001	555,520	7.7 years	406,280	7.6 years
$6.00	550,376	9.5 years	58,910	8.9 years
	1,105,896		465,190